Earnings per Unit (Tables)	6 Months Ended
Jun. 30, 2017
Earnings Per Unit
Basic and Diluted Earnings per Unit
	Six Months Ended June 30,
	2017	2016
Partnership’s Net income	$7,731	$34,101
Less:
Net Income attributable to preferred unitholders	3,375	3,375
Net Income attributable to subordinated unitholders	1,208	12,946
General Partner’s interest in Net Income	38	65
Net income attributable to common unitholders	$3,110	$17,715
Weighted average number of common units outstanding, basic and diluted	33,585,829	20,505,000
Earnings per common unit, basic and diluted	$0.09	$0.86